Inventories - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Continuing Operations
Classes Of Inventories [Line Items]
Cost of sales and other production expenses	$ 266	$ 457	$ 630	$ 1,486
Inventory write-downs	$ 175		$ 327
Discontinued Operations
Classes Of Inventories [Line Items]
Cost of sales and other production expenses		3,394		5,720
Inventory write-downs		$ 53		$ 467